Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

November 30, 2019

Dates Covered
Collections Period	11/01/19 - 11/30/19
Interest Accrual Period	11/15/19 - 12/15/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	12/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/19	266,698,334.97	16,850
Yield Supplement Overcollateralization Amount 10/31/19	9,123,700.96	0
Receivables Balance 10/31/19	275,822,035.93	16,850
Principal Payments	10,463,360.20	246
Defaulted Receivables	496,015.72	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/19	8,574,193.29	0
Pool Balance at 11/30/19	256,288,466.72	16,574

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.58%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,576,582.26	179
Past Due 61-90 days	1,033,036.95	54
Past Due 91-120 days	193,607.06	12
Past Due 121+ days	0.00	0
Total	4,803,226.27	245

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.46%
Delinquency Trigger Occurred	NO

Recoveries	230,298.80
Aggregate Net Losses/(Gains) - November 2019	265,716.92
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.16%
Prior Net Losses Ratio	0.77%
Second Prior Net Losses Ratio	-0.07%
Third Prior Net Losses Ratio	1.41%
Four Month Average	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.24%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.21%
Weighted Average APR, Yield Adjusted	5.21%
Weighted Average Remaining Term	40.83

Flow of Funds	$ Amount

Collections	11,415,772.76
Investment Earnings on Cash Accounts	3,511.17
Servicing Fee	(229,851.70)
Transfer to Collection Account	0.00
Available Funds	11,189,432.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	416,643.80
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	3,753,104.09
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	339,911.43

Total Distributions of Available Funds	11,189,432.23

Servicing Fee	229,851.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 11/15/19	260,041,570.81
Principal Paid	10,409,868.25
Note Balance @ 12/16/19	249,631,702.56

Class A-1
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2a
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-2b
Note Balance @ 11/15/19	0.00
Principal Paid	0.00
Note Balance @ 12/16/19	0.00
Note Factor @ 12/16/19	0.0000000%

Class A-3
Note Balance @ 11/15/19	196,361,570.81
Principal Paid	10,409,868.25
Note Balance @ 12/16/19	185,951,702.56
Note Factor @ 12/16/19	81.2016168%

Class A-4
Note Balance @ 11/15/19	52,030,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	52,030,000.00
Note Factor @ 12/16/19	100.0000000%

Class B
Note Balance @ 11/15/19	11,650,000.00
Principal Paid	0.00
Note Balance @ 12/16/19	11,650,000.00
Note Factor @ 12/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	439,652.55
Total Principal Paid	10,409,868.25
Total Paid	10,849,520.80

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	1.76538%
Coupon	1.86538%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	319,087.55
Principal Paid	10,409,868.25
Total Paid to A-3 Holders	10,728,955.80

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6654546
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7562939
Total Distribution Amount	16.4217485

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.3933954
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	45.4579400
Total A-3 Distribution Amount	46.8513354

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	360.53
Noteholders' Principal Distributable Amount	639.47

Account Balances	$ Amount

Reserve Account
Balance as of 11/15/19	1,664,191.04
Investment Earnings	2,275.13
Investment Earnings Paid	(2,275.13)
Deposit/(Withdrawal)	-
Balance as of 12/16/19	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04